Basis of Presentation and Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discount amortisation period	2 years
Capitalisation rate of borrowing costs eligible for capitalisation	5.00%	6.00%
Inventory period	3 years
Net foreign exchange gain/(loss) recognized on the translation and settlement of current monetary assets and liabilities	$ 5	$ 1
Straight-line life	3 years
Revenue	$ 5,340	5,189
IFRSs 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		$ 5,189
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest	33.33%
Corus [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest in associate	38.00%
Shomi [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest	50.00%
Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement maximum employee subscription rate	5.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Employee continuous service period required for employer to contribute 33%	10 years
Wireless Service [Member] | IFRSs 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	$ 7
Minimum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	4
Minimum [Member] | Software [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	3
Minimum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	2 years
Maximum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	15
Maximum [Member] | Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement employee matching contribution, percent of match	33.00%
Maximum [Member] | Software [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	10
Maximum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	10 years